Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Total Short-term borrowings	$ 411	$ 78		$ 68
Total Current portion of long-term borrowings	85	83		78
Total Short-term and current portion of long-term borrowings	496	161		146
Total Long-term borrowings	20,641	20,711		22,557
Total borrowings	21,137	20,872		22,703
Term Loan March 2017
Debt Instrument [Line Items]
Total Long-term borrowings	1,449	1,451
Unamortized discount	9	10
Foreign lines of credit and other arrangements
Debt Instrument [Line Items]
Total Short-term borrowings	30	68		68
Senior secured revolving credit facility
Debt Instrument [Line Items]
Total Short-term borrowings		10		0
4.85% Unsecured notes due 2014, net of unamortized discount of $0
Debt Instrument [Line Items]
Total Current portion of long-term borrowings		$ 0		4
Interest rate		4.85%
Unamortized discount		$ 0		0
4.95% Unsecured notes due 2015, net of unamortized discount of $0
Debt Instrument [Line Items]
Total Current portion of long-term borrowings	$ 10	10		0
Total Long-term borrowings		0		9
Interest rate	4.95%
Capital lease obligations
Debt Instrument [Line Items]
Total Current portion of long-term borrowings	$ 75	73		74
Total Long-term borrowings	119	134		89
Senior secured term loan facility due March 2017, net of unamortized discount of $10 and $23
Debt Instrument [Line Items]
Total Long-term borrowings		1,451		2,658
Unamortized discount		10		23
Senior secured term loan facility due March 2018, net of unamortized discount of $44.9 and $22.1
Debt Instrument [Line Items]
Total Long-term borrowings	4,893	4,932	[1]	4,656	[1]
Unamortized discount	41	45	[1]	22	[1]
Senior secured term loan facility due September 2018, net of unamortized discount of $27.3 and $27.5
Debt Instrument [Line Items]
Total Long-term borrowings	983	981	[1]	981	[1]
Unamortized discount	25	27	[1]	27	[1]
Senior secured term loan facility due March 2021, net of unamortized discount of $11
Debt Instrument [Line Items]
Total Long-term borrowings	1,159	1,180		$ 0
Unamortized discount	11	11
7.375% Senior secured first lien notes due 2019, net of unamortized discount of $19 and $23
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,577	$ 1,576		$ 1,572
Interest rate	7.375%	7.375%
Unamortized discount	$ 18	$ 19		23
8.875% Senior secured first lien notes due 2020, net of unamortized discount of $10 and $12
Debt Instrument [Line Items]
Total Long-term borrowings	$ 500	$ 500		498
Interest rate	8.875%	8.875%
Unamortized discount	$ 10	$ 10		12
6.75% Senior secured first lien notes due 2020, net of unamortized discount of $14.3 and $25.7
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,384	$ 1,383	[2]	2,124	[2]
Interest rate	6.75%	6.75%	[2]
Unamortized discount	$ 13	$ 14	[2]	25	[2]
8.25% Senior secured second lien notes due 2021, net of unamortized discount of $11 and $13
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,989	$ 1,989		1,987
Interest rate	8.25%	8.25%
Unamortized discount	$ 11	$ 11		13
8.75% Senior secured second lien notes due 2022, net of unamortized discount of $6 and $6
Debt Instrument [Line Items]
Total Long-term borrowings	$ 995	$ 994		994
Interest rate	8.75%	8.75%
Unamortized discount	$ 5	$ 6		6
12.625% Senior unsecured notes due 2021, net of unamortized discount of $16 and $19
Debt Instrument [Line Items]
Total Long-term borrowings	$ 2,984	$ 2,984		2,981
Interest rate	12.625%	12.625%
Unamortized discount	$ 16	$ 16		19
10.625% Senior unsecured notes due 2021, net of unamortized discount of $15.5 and $27.4
Debt Instrument [Line Items]
Total Long-term borrowings	$ 515	$ 514	[2]	788	[2]
Interest rate	10.625%	10.625%	[2]
Unamortized discount	$ 15	$ 16	[2]	27	[2]
11.25% Senior unsecured notes due 2021, net of unamortized discount of $15.1 and $27.0
Debt Instrument [Line Items]
Total Long-term borrowings	$ 496	$ 495	[2]	758	[2]
Interest rate	11.25%	11.25%	[2]
Unamortized discount	$ 14	$ 15	[2]	27	[2]
11.25% Senior unsecured subordinated notes due 2016
Debt Instrument [Line Items]
Total Long-term borrowings		$ 0		750
Interest rate		11.25%
11.75% Senior unsecured subordinated notes due 2021, net of unamortized discount of $10.9 and $38.0
Debt Instrument [Line Items]
Total Long-term borrowings	$ 1,598	$ 1,598	[2]	1,712	[2]
Interest rate	11.75%	11.75%	[2]
Unamortized discount	$ 11	$ 11	[2]	$ 38	[2]
Current | 4.95% Unsecured notes due 2015, net of unamortized discount of $0
Debt Instrument [Line Items]
Interest rate		4.95%
Unamortized discount		$ 0
Long-term | 4.95% Unsecured notes due 2015, net of unamortized discount of $0
Debt Instrument [Line Items]
Interest rate		4.95%
Unamortized discount				$ 1

[1]	Repriced and amended on July 18, 2014. See "Senior Secured Term Loan Facility" below for additional information.
[2]	Partially redeemed with proceeds of private placement on July 11, 2014 and July 21, 2014. See "Debt Repurchase" below for additional information.